Accumulated other comprehensive income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 149,345,000	$ (6,499,000)	[1]	$ 5,683,000
Ending balance	188,031,000	149,345,000		(6,499,000)	[1]
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	510,000	0		0
Pre-tax change	236,000	683,000		0
Tax effect	(60,000)	(173,000)		0
Ending balance	$ 686,000	$ 510,000		$ 0

[1]	All shares as of December 31, 2018 were shares of Legacy States Title. On January 7, 2019, in conjunction with the North American Title Acquisition, all shares of Legacy States Title were converted on a 1:1 basis into shares of the Company. Please see Note 1 and Note 3 in the accompanying notes to these consolidated financial statements for additional information.